Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021		Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 59,319		$ 878,653
Prepaid expenses and other current assets	228,257		168,877
Prepaid expenses			168,527
Other current assets			350
Total Current Assets	287,576		1,047,530
Investments held in Trust Account	115,000,482		115,020,078
Total Assets	115,288,058		116,067,608
Current liabilities:
Accounts payable	161,067		11,658
Franchise tax payable	103,115		78,192
Other accrued liabilities	70,000		70,000
Total Current Liabilities	334,182		159,850
Warrant liabilities	8,595,000		9,040,670
Deferred underwriting commissions in connection with initial public offering	4,025,000		4,025,000
Total Liabilities	12,954,182		13,225,520
Commitments and Contingencies
Class A common stock, 11,500,000 shares subject to possible redemption at $10.00 per share redemption value			115,000,000
Class A common stock, $0.0001 par value, subject to possible redemption at $10.00 per share ‒ 11,500,000 shares at September 30, 2021 and December 31, 2020	115,000,000		115,000,000
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 50,000,000 shares authorized; -0- shares issued and outstanding (excluding 11,500,000 shares subject to possible redemption)	288
Class B common stock, $0.0001 par value; 12,500,000 shares authorized; 2,875,000 shares issued and outstanding(1)(2)		[1],[2]	288
Additional paid-in capital
Accumulated deficit	(12,666,412)		(12,158,200)
Accumulated deficit			(12,158,200)
Total Stockholders’ Deficit	(12,666,124)		(12,157,912)
Total Liabilities and Stockholders’ Equity	115,288,058		116,067,608
Ambulnz, Inc.
Current Assets:
Cash	39,550,926		32,418,220	$ 47,739,610
Account receivable, net	51,497,088		24,854,957	10,162,569
Prepaid expenses and other current assets	5,681,902		1,150,491	1,241,155
Total Current Assets	96,729,916		58,423,668	59,143,334
Property and equipment, net	10,470,597		9,105,597	6,378,706
Intangibles, net	10,813,082		10,674,106	9,970,576
Goodwill	6,610,557		6,610,557	6,307,440
Restricted cash	3,611,569		2,039,053	4,028,125
Operating lease right-of-use assets	4,511,988		4,997,407	5,147,005
Finance lease right-of-use assets	8,224,418		7,001,644	8,886,378
Other assets	3,106,738		1,320,331	1,102,232
Total Assets	144,078,865		100,172,363	100,963,796
Current liabilities:
Accounts payable	13,378,151		3,954,123	947,938
Accrued liabilities	39,172,931		14,254,438	4,587,787
Line of credit	8,000,000
Notes payable, current	931,561		664,357	564,910
Due to seller	1,069,026		1,125,522	529,205
Operating lease liability, current	1,552,866		1,620,470	1,252,727
Finance lease liability, current	2,858,622		1,876,765	1,849,086
Total Current Liabilities	66,963,157		23,495,675	9,731,653
Notes payable, non-current	605,075		594,494	751,498
Operating lease liability, non-current	3,220,829		3,638,254	4,141,190
Finance lease liability, non-current	6,233,850		5,496,899	6,976,621
Total Liabilities	77,022,911		33,225,322	21,600,962
Commitments and Contingencies
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 50,000,000 shares authorized; -0- shares issued and outstanding (excluding 11,500,000 shares subject to possible redemption)
Class B common stock, $0.0001 par value; 12,500,000 shares authorized; 2,875,000 shares issued and outstanding(1)(2)
Additional paid-in capital	143,289,262		142,346,852	141,659,780
Accumulated deficit	(87,117,532)		(87,300,472)	(72,940,528)
Accumulated other comprehensive gain (loss)	123,307		(48,539)	(244,884)
Total stockholders’ equity attributable to Ambulnz, Inc. and Subsidiaries	56,295,037		54,997,841	68,474,368
Noncontrolling interests	10,760,917		11,949,200	10,888,466
Total Stockholders’ Deficit	67,055,954		66,947,041	79,362,834
Total Liabilities and Stockholders’ Equity	$ 144,078,865		$ 100,172,363	$ 100,963,796

[1]	Effective November 16, 2020, the Sponsor forfeited 431,250 Class B common shares as a result of the underwriter waiving its over-allotment option (see Note 4).
[2]	On October 14, 2020, the Sponsor effected a surrender of 431,250 Class B common shares to the Company for no consideration, resulting in a decrease in the total number of Class B common shares then outstanding from 3,737,500 to 3,306,250 (see Note 5).